Share-Based Payments - Summary of Exercise Price and Number for Shares of Options Outstanding (Detail)	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018	Dec. 31, 2017 ¥ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 ¥ / shares	Dec. 31, 2013 ¥ / shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)			¥ 4,206	¥ 1,320	¥ 1,320	¥ 344
December seventeen two thousand thirteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 344
Number (Shares)	309,000	544,500	763,500
February eight two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	502,500	649,000	818,000
August nine two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	116,000	148,500	218,000
November one two thousand fourteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	109,000	122,500	145,000
February Four Two Thousand Fifteen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (Shares)	708,500	891,500	1,246,500
July Eighteen Two Thousand Seventeen [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 4,206
Number (Shares)	1,262,100	1,382,300	2,386,000
July twenty nine two thousand nineteen [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 3,500
Number (Shares)	4,673,200